Subsequent Events (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended		3 Months Ended				12 Months Ended
	Apr. 02, 2020	May 01, 2020	Apr. 19, 2020	Jun. 01, 2020	May 30, 2020	Jul. 15, 2020	Jul. 01, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Common stock issued to settle deferred purchase consideration								$ 842,432	$ 196,783	$ 5,587,675
Debentures [Member]
Principal of debt						$ 94,827
Conversion to equity					$ 56,656			(338,077)			$ (5,240,736)
Interest protion						9,025		$ (1,499)
Warrants Granted during the period					10,727
Warrants Exercisable price					$ 3.75
Debentures [Member]
Principal of debt						610,000
Conversion to equity					$ 12,000
Interest protion						134,098
Warrants Granted during the period					251,853
Warrants Exercisable price					$ 3.75
Debentures [Member]
Principal of debt						229,145
Conversion to equity					$ 210,931
Interest protion						48,763
Warrants Granted during the period					72,729
Warrants Exercisable price					$ 5.00
Debentures [Member]
Principal of debt						1,073,000
Conversion to equity					$ 720,000
Interest protion						227,060
Debentures [Member]
Principal of debt						865,824
Interest protion						$ 161,944
Subsequent Event [Member]
Principal of debt			$ 200,000
Interest protion			37,699
Settled by the issuance of common shares			$ 106,735
Conversion price			$ 3.20
Virtual Generation [Member]
Share issued for acquisition, shares	61,040	24,390		29,300			35,130
Common stock issued to settle deferred purchase consideration	$ 90,745	$ 91,265		$ 92,321			$ 93,239